PAUZE FUNDS(TM)

Pauze U.S. Government Limited Duration Bond Fund(TM)
Pauze U.S. Government Intermediate Term Bond Fund(TM)
Pauze U.S. Government Short Term Bond Fund(TM)

SEMI- ANNUAL REPORT

OCTOBER 31, 2001

This reporting period has experienced another interesting period for interest sensitive markets. From April 30, 2001 through October 31, 2001, the figures were:

================================================================================
                         3 MO       1YR       2YR       5YR      10YR      30YR
U.S. Treasury            Bills     Bills     Notes     Notes     Notes     Bonds
--------------------------------------------------------------------------------
Total Return*            1.87%     3.70%     5.60%     8.17%     10.41%   16.91%
================================================================================
*Source: Salomon Brothers Indexes. Includes capital gain (loss) and paid/accrued interest.

================================================================================
        Pauze Funds (No-Load)               Total Return 05/01/01 to 10/31/01
--------------------------------------------------------------------------------
U.S. Government Limited Duration Fund                     16.32%
--------------------------------------------------------------------------------
U.S. Government Intermediate Term Fund                     8.13%
--------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund                       4.35%
================================================================================

United States fundamental indicators have not yet signaled a turnaround in the economy. The economic slowdown the U.S. is currently experiencing is caused by many factors. In spite of a succession of interest rate cuts by the Federal Reserve Board, heretofore effective actions in causing economic stimulus, there continue to be significant corporate layoffs and bankruptcies and increased consumer pessimism resulting in declining consumer confidence. Additionally, decreased productivity is a point of concern. The National Association of Purchasing Managers Index, an important indicator of economic growth, has declined. The housing industry, however, continues to be a shining light behind the dark clouds. It is holding up in this environment mainly due to the declining interest rates. The Economic Cycle Research Institute Future Inflation Gauge, carefully monitored by the Federal Reserve Board, continues to decline, indicating little-to-no inflation for the next six months.

The result of this data and economic environment has been positive for the U.S. Government bond market. Rates declined over the period causing the price of the benchmark 10 year U.S. Government bond to rise 11.28% and price appreciation along the entire yield curve.

Fund management diligently strives to maintain performance and shareholder value. We would like to thank all of our shareholders for their trust and confidence in our money management abilities.

Sincerely yours,


Stephen P. Pauze
President, Pauze Swanson Capital Management Co.(TM)

PAUZE FUNDS                                                                         OCTOBER 31, 2001
SCHEDULE OF INVESTMENTS                                                                  (UNAUDITED)
====================================================================================================

                                                                         Principal
                                                                         or Shares         Value
                                                                        ------------    ------------
          Pauze U.S. Government Limited Duration Fund
          -------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 97.82%
     FHLMC, 5.5%, 07/15/06                                              $  2,900,000    $  3,085,919
     FNMA, 5.25%, 06/15/06                                                 6,000,000       6,946,586
                                                                                        ------------
         Total U.S. Government Agency Obligations (Cost $9,901,246)                       10,032,505
                                                                                        ------------

OTHER INVESTMENTS - 1.01%
Firstar Treasury Money Market Fund (Cost $103,147)                           103,147         103,147
                                                                                        ------------

         TOTAL INVESTMENTS (Cost $10,004,393) - 98.83%                                    10,135,652
         Other assets and liabilities, net - 1.17%                                           120,112
                                                                                        ------------
           NET ASSETS - 100.00%                                                         $ 10,255,764
                                                                                        ============

     PAUZE U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
     -------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.21%
     FHLMC, 5.5%, 07/15/06                                              $    900,000    $    957,699
     U.S. Treasury Note, 5%, 02/15/11                                      6,750,000       7,124,416
     U.S. Treasury Note, 5%, 08/15/11                                        200,000         211,617
                                                                                        ------------
         Total U.S. Government and Agency Obligations (Cost $7,839,931)                    8,293,732

OTHER INVESTMENTS - 0.12%
     Firstar Treasury Money Market Fund (Cost $9,669)                          9,669           9,669
                                                                                        ------------

         TOTAL INVESTMENTS (Cost $7,849,600) - 99.33%                                      8,303,401
         Other assets and liabilities, net - .67%                                             56,133
                                                                                        ------------
           NET ASSETS - 100.00%                                                         $  8,359,534
                                                                                        ============

     PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND
     ------------------------------------------

U.S. GOVERNMENT  AND AGENCY OBLIGATIONS - 98.23%
     FHLB, 5.125, 01/13/03                                              $  3,000,000    $  3,100,671
     FNMA, 5%, 02/14/03                                                    2,950,000       3,050,902
     U.S. Treasury Note, 5.875%, 02/15/04                                  1,800,000       1,929,305
     U.S. Treasury Note, 4.25%, 11/15/03                                   2,375,000       2,458,403
     U.S. Treasury Note, 5.25%, 05/15/04                                     200,000         212,250
                                                                                        ------------
         Total U.S. Government and Agency Obligations (Cost $10,439,779)                  10,751,531

OTHER INVESTMENTS - 0.77%
     Firstar Treasury Money Market Fund (Cost $84,725)                        84,725          84,725
                                                                                        ------------

         TOTAL INVESTMENTS (Cost $10,524,504) - 99.00%                                    10,836,256
         Other assets and liabilities, net - 1.00%                                           109,285
                                                                                        ------------
           NET ASSETS - 100.00%                                                         $ 10,945,541
                                                                                        ============

See accompanying notes to financial statements.

PAUZE FUNDS                                                                               OCTOBER 31, 2001
STATEMENT OF ASSETS AND LIABILITIES                                                            (UNAUDITED)
==========================================================================================================

                                                                                 U.S.
                                                                U.S.          GOVERNMENT          U.S.
                                                             GOVERNMENT      INTERMEDIATE      GOVERNMENT
                                                          LIMITED DURATION       TERM          SHORT TERM
                                                                FUND          BOND FUND        BOND FUND
                                                            ------------     ------------     ------------
Assets:
     Investments, at value (cost $10,004,393,
     $7,849,600 and $10,524,504 respectively)               $ 10,135,652     $  8,303,401     $ 10,836,256
Receivables:
     Interest                                                    171,087           88,088          151,317
     Fund shares sold                                              7,739               --               --
                                                            ------------     ------------     ------------

          Total assets                                      $ 10,314,478     $  8,391,489     $ 10,987,573
                                                            ------------     ------------     ------------
Liabilities:
Accrued expenses                                                  49,828           17,483           21,698
Payables:
     Advisory fees                                                 2,493            3,473            4,629
     Distribution fees                                             3,366            5,994            9,006
     Accounting and transfer agent fees                            3,027            5,005            6,699
                                                            ------------     ------------     ------------

          Total liabilities                                       58,714           31,955           42,032
                                                            ------------     ------------     ------------

          NET ASSETS                                        $ 10,255,764     $  8,359,534     $ 10,945,541
                                                            ============     ============     ============

Net assets consist of:
     Paid-in-capital                                        $ 16,662,147     $  8,255,579     $ 10,284,940
     Undistributed net investment income                          13,742            1,484            1,487
     Accumulated net realized gain (loss) on investments      (6,551,384)        (351,330)         347,362
     Net unrealized appreciation of investments                  131,259          453,801          311,752
                                                            ------------     ------------     ------------

     Net assets applicable to outstanding
        capital shares                                      $ 10,255,764     $  8,359,534     $ 10,945,541
                                                            ============     ============     ============

NO LOAD CLASS:
     Net assets                                             $  2,214,608     $  1,436,730     $    319,942
                                                            ============     ============     ============

     Shares outstanding                                          228,309          138,717           30,419
                                                            ============     ============     ============

     NET ASSET VALUE, OFFERING AND REDEMPTION
        PRICE PER SHARE                                     $       9.70     $      10.36     $      10.52
                                                            ============     ============     ============

CLASS B:
     Net assets                                             $    119,708     $    338,280
                                                            ============     ============

     Shares outstanding                                           11,327           32,512
                                                            ============     ============

     NET ASSET VALUE AND OFFERING PRICE PER SHARE           $      10.57     $      10.40
                                                            ============     ============

     Minimum redemption price per share (Net
        asset value X 96.25%)                               $      10.17     $      10.01
                                                            ============     ============

CLASS C:
     Net assets                                             $  7,921,448     $  6,584,524     $ 10,625,599
                                                            ============     ============     ============

     Shares outstanding                                          786,460          611,563        1,017,415
                                                            ============     ============     ============

     NET ASSET VALUE, OFFERING AND REDEMPTION
        PRICE PER SHARE                                     $      10.07     $      10.77     $      10.44
                                                            ============     ============     ============

See accompanying notes to financial statements.

PAUZE FUNDS                                                      FOR THE SIX MONTHS ENDED OCTOBER 31, 2001
STATEMENT OF OPERATIONS                                                                        (UNAUDITED)
==========================================================================================================

                                                                                 U.S.
                                                                U.S.          GOVERNMENT          U.S.
                                                             GOVERNMENT      INTERMEDIATE      GOVERNMENT
                                                          LIMITED DURATION       TERM          SHORT TERM
                                                                FUND          BOND FUND        BOND FUND
                                                            ------------     ------------     ------------
Investment income:
     Interest income                                        $    349,832     $    175,524     $    225,936
     Dividend Income                                               1,796              890            2,111
                                                            ------------     ------------     ------------
          Total Income                                           351,628          176,414          228,047

Expenses:
     Investment advisory fees                                     40,317           18,283           26,973
     Distribution fees- No load class                             15,066            1,763              390
     Distribution fees- Class B                                      605            1,678               --
     Distribution fees- Class C                                    6,317           27,835           52,388
     Administrative fees                                          21,107           18,400           27,043
     Accounting service fees                                      17,128           13,594           20,007
     Transfer agent fees                                          13,091           10,360           14,974
     Administrative support fees                                   3,831            3,197            4,693
     Registration fees                                             1,995            1,745            2,493
     Custodian fees                                                4,717            2,654            2,605
     Professional fees                                             9,492            8,550           11,839
     Trustees' fees and expenses                                   8,098            7,280           11,165
     Miscellaneous                                                 7,438            3,338            3,842
     Organizational expense                                           --              515              515
                                                            ------------     ------------     ------------

          Total expenses                                         149,202          119,192          178,927
                                                            ------------     ------------     ------------

Net investment income                                            202,426           57,222           49,120
                                                            ------------     ------------     ------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) on investments                     (26,912)          23,736           (1,319)
     Net change in unrealized appreciation of investments        521,072          487,243          367,222
                                                            ------------     ------------     ------------

Net realized and unrealized gain on investments                  494,160          510,979          365,903
                                                            ------------     ------------     ------------

Net increase in net assets resulting from operations        $    696,586     $    568,201     $    415,023
                                                            ============     ============     ============

See accompanying notes to financial statements.

PAUZE FUNDS
STATEMENT OF CHANGES IN NET ASSETS                                                                                    (UNAUDITED)
=================================================================================================================================

                                                   U.S. Government              U.S. Government              U.S. Government
                                                Limited Duration Fund     Intermediate Term Bond Fund      Short Term Bond Fund
                                           ======================================================================================
                                           Six Months Ended  Year Ended Six Months Ended  Year Ended Six Months Ended  Year Ended
                                              October 31,    April 30,     October 31,    April 30,     October 31,    April 30,
                                                 2001          2001           2001          2001           2001          2001
                                              -----------   -----------    -----------   -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS

From operations:
     Net investment income                    $   202,426   $ 2,574,046    $    57,222   $   272,734    $    49,120   $   293,555
     Net realized gain (loss) on investments      (26,912)    3,695,573         23,736       209,149         (1,319)      391,095
     Net change in unrealized appreciation
        (depreciation) of investments             521,072      (389,813)       487,243        20,199        367,222       (32,154)
                                              -----------   -----------    -----------   -----------    -----------   -----------

          Net increase (decrease) in net
             assets from operations               696,586     5,879,806        568,201       502,082        415,023       652,496
                                              -----------   -----------    -----------   -----------    -----------   -----------

Distributions to shareholders from:
     Net investment income:
        No load class                            (159,146)   (2,380,572)       (16,011)     (121,047)        (2,412)      (33,029)
        Class B                                    (1,972)      (22,274)        (2,447)      (25,178)            --        (2,025)
        Class C                                   (28,524)     (170,242)       (38,766)     (127,341)       (46,767)     (259,925)
                                              -----------   -----------    -----------   -----------    -----------   -----------

        Total distributions to shareholders      (189,642)   (2,573,088)       (57,224)     (273,566)       (49,179)     (294,979)
                                              -----------   -----------    -----------   -----------    -----------   -----------

From net capital share transactions -
   (Note 4)                                   (37,114,754)  (16,819,143)       884,234       486,636         11,547     7,472,966
                                              -----------   -----------    -----------   -----------    -----------   -----------

Net increase (decrease) in net assets         (36,607,810)  (13,512,425)     1,395,211       715,152        377,391     7,830,483
Net assets at beginning of period              46,863,574    60,375,999      6,964,323     6,249,171     10,568,150     2,737,667
                                              -----------   -----------    -----------   -----------    -----------   -----------

Net assets at end of period                   $10,255,764   $46,863,574    $ 8,359,534   $ 6,964,323    $10,945,541   $10,568,150
                                              ===========   ===========    ===========   ===========    ===========   ===========
Including undistributed net investment
   income of:                                 $    13,742   $       958    $     1,484   $     1,486    $     1,487   $     1,546
                                              ===========   ===========    ===========   ===========    ===========   ===========

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS                                                                                               (UNAUDITED)
================================================================================================================================

For a capital share outstanding throughout each period indicated:

                                                                  U.S. Government Limited Duration Bond Fund
                                                ------------------------------------------------------------------------------
                                                                                   No Load
                                                ------------------------------------------------------------------------------
                                               05/01/00 to                          Year Ended April 30,
                                                              ----------------------------------------------------------------
                                                10/31/01          2001          2000          1999          1998          1997
                                                --------      --------      --------      --------      --------      --------

NET ASSET VALUE, BEGINNING OF PERIOD            $   8.50      $   8.08      $   8.62      $   9.60      $   9.17      $   9.54
                                                --------      --------      --------      --------      --------      --------

Income from investment operations:
     Net investment income                          0.18          0.36          0.32          0.35          0.43          0.45
     Net realized and unrealized gain (loss)
        on investments                              1.19          0.42         (0.54)        (0.79)         1.27         (0.37)

Dividends from net investment income               (0.17)        (0.36)        (0.32)        (0.35)        (0.44)        (0.45)

Distributions from capital gains                      --            --            --         (0.19)        (0.83)           --
                                                --------      --------      --------      --------      --------      --------

NET ASSET VALUE, END OF PERIOD                  $   9.70      $   8.50      $   8.08      $   8.62      $   9.60      $   9.17
                                                --------      --------      --------      --------      --------      --------

TOTAL RETURN                                       16.32%         9.78%        -2.63%        -4.83%        18.91%         0.80%

Ratios to Average Net Assets (a)
     Net investment income                          3.11%         4.23%         3.74%         3.73%         4.41%         4.75%
     Total and net expenses                         2.15%         1.63%         1.71%         1.68%         1.65%         1.40%

Net assets, end of period  (000's)              $  2,215      $ 45,843      $ 58,281      $ 56,124      $ 78,350      $ 67,936

Turnover Ratio                                       622%         2023%         4365%         1226%          252%          202%

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS                                                                                (UNAUDITED)
===============================================================================================================

For a capital share outstanding throughout each period indicated:

                                                           U.S. GOVERNMENT LIMITED DURATION FUND
                                             ------------------------------------------------------------------
                                                                          CLASS B
                                             ------------------------------------------------------------------
                                             05/01/00 to            Year Ended April 30,           09/03/96* to
                                                          ---------------------------------------
                                               10/31/01     2001       2000       1999       1998    04/30/97
                                               --------   ------     ------     ------     ------    --------

NET ASSET VALUE, BEGINNING OF PERIOD           $ 9.38     $ 8.84     $ 9.39     $10.41     $ 9.84     $10.00
                                               ------     ------     ------     ------     ------     ------

Income from investment operations:
     Net investment income                       0.17       0.27       0.27       0.27       0.36       0.27
     Net realized and unrealized gain (loss)
        on investments                           1.18       0.54      (0.58)     (0.83)      1.40      (0.16)

Dividends from net investment income            (0.16)     (0.27)     (0.24)     (0.27)     (0.36)     (0.27)

Distributions from capital gains                   --         --         --      (0.19)     (0.83)        --
                                               ------     ------     ------     ------     ------     ------

NET ASSET VALUE, END OF PERIOD                 $10.57     $ 9.38     $ 8.84     $ 9.39     $10.41     $ 9.84
                                               ------     ------     ------     ------     ------     ------

TOTAL RETURN                                    14.54%      9.27%    -3.41%     -5.57%      18.16%      1.09%

Ratios to Average Net Assets (a)
     Net investment income                       2.36%      3.48%      2.99%      2.98%      3.41%      3.82%
     Total and net expenses                      2.90%      2.38%      2.46%      2.43%      2.66%      2.33%

Net assets, end of period (000's)              $  120     $  117     $1,226     $1,285     $  280     $  387

Turnover Ratio                                    622%      2023%      4365%      1226%       252%        76%

                                                   U.S. GOVERNMENT LIMITED DURATION FUND
                                               ----------------------------------------------
                                                                   CLASS C
                                               ----------------------------------------------
                                             05/01/00 to    Year Ended April 30,   05/13/98* to
                                                            --------------------
                                              10/31/01        2001         2000      04/30/99
                                               ------       ------       ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 8.95       $ 8.45       $ 8.99       $10.00
                                               ------       ------       ------       ------

Income from investment operations:
     Net investment income                       0.18         0.28         0.23         0.28
     Net realized and unrealized gain (loss)
        on investments                           1.10         0.50        (0.53)       (0.82)

Dividends from net investment income            (0.16)       (0.28)       (0.24)       (0.28)

Distributions from capital gains                   --           --           --        (0.19)
                                               ------       ------       ------       ------

NET ASSET VALUE, END OF PERIOD                 $10.07       $ 8.95       $ 8.45       $ 8.99
                                               ------       ------       ------       ------

TOTAL RETURN                                    14.55%        9.33%       -3.38%       -5.63%

Ratios to Average Net Assets (a)
     Net investment income                       2.36%        3.48%        2.99%        2.98%
     Total and net expenses                      2.90%        2.38%        2.46%        2.43%

Net assets, end of period (000's)              $7,921       $  904       $  869       $   67

Turnover Ratio                                    622%        2023%        4365%        1226%

* Commencement of operations.

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS                                                                                               (UNAUDITED)
==============================================================================================================================

For a capital share outstanding throughout each period indicated:

                                                                    U.S. GOVERNMENT INTERMEDIATE BOND FUND
                                                ------------------------------------------------------------------------------
                                                                                    NO LOAD
                                                ------------------------------------------------------------------------------
                                               05/01/01 to                               Year Ended April 30,      10/10/96* to
                                                              --------------------------------------------------
                                                10/31/01          2001          2000          1999          1998       4/30/97
                                                --------      --------      --------      --------      --------      --------

NET ASSET VALUE, BEGINNING OF PERIOD            $   9.69      $   9.38      $   9.77      $  10.10      $   9.72      $  10.00
                                                --------      --------      --------      --------      --------      --------

Income from investment operations:
     Net investment income                          0.11          0.44          0.32          0.33          0.34          0.18
     Net realized and unrealized gain (loss)
        on investments                              0.67          0.31         (0.39)        (0.21)         0.43         (0.19)

Dividends from net investment income               (0.11)        (0.44)        (0.32)        (0.33)        (0.34)        (0.18)

Distributions from capital gains                      --            --            --         (0.12)        (0.05)        (0.09)
                                                --------      --------      --------      --------      --------      --------

NET ASSET VALUE, END OF PERIOD                  $  10.36      $   9.69      $   9.38      $   9.77      $  10.10      $   9.72
                                                --------      --------      --------      --------      --------      --------

TOTAL RETURN                                        8.13%         8.10%       -0.77%          1.13%         8.01%       -0.12%

Ratios of Average Net Assets (a)
     Net investment income                          2.19%         4.27%         3.39%         3.15%         3.51%         3.23%
     Total and net expenses                         2.67%         1.77%         2.08%         1.66%         2.17%         2.48%

Net assets, end of period  (000's)              $  1,437      $  1,425      $  5,281      $  8,564      $  2,722      $  1,247

Turnover Ratio                                        98%         1967%         2255%          711%          260%          299%

                                               -------------------------------------------------------------
                                                                          CLASS B
                                               -------------------------------------------------------------
                                            05/01/01 to            Year Ended April 30,            09/03/96* to
                                                          ---------------------------------------
                                              10/31/01      2001       2000       1999       1998    4/30/97
                                               ------     ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 9.73     $ 9.41     $ 9.81     $10.12     $ 9.74     $10.00
                                               ------     ------     ------     ------     ------     ------

Income from investment operations:
     Net investment income                       0.07       0.35       0.23       0.25       0.26       0.18
     Net realized and unrealized gain (loss)
        on investments                           0.67       0.32      (0.40)     (0.19)      0.43      (0.15)

Dividends from net investment income            (0.07)     (0.35)     (0.23)     (0.25)     (0.26)     (0.17)

Distributions from capital gains                   --         --         --      (0.12)     (0.05)     (0.12)
                                               ------     ------     ------     ------     ------     ------

NET ASSET VALUE, END OF PERIOD                 $10.40     $ 9.73     $ 9.41     $ 9.81     $10.12     $ 9.74
                                               ------     ------     ------     ------     ------     ------

TOTAL RETURN                                     7.67%      7.24%    -1.72%       0.58%      7.13%      0.32%

Ratios of Average Net Assets (a)
     Net investment income                       1.44%      3.52%      2.64%      2.40%      2.55%      2.64%
     Total and net expenses                      3.42%      2.52%      2.83%      2.41%      2.96%      3.20%

Net assets, end of period  (000's)             $  338     $  340     $  968     $1,060     $  442     $1,418

Turnover Ratio                                     98%      1967%      2255%       711%       260%       447%

                                               ---------------------
                                                    CLASS C
                                               ---------------------
                                            05/01/01 to    08/04/00* to
                                              10/31/01        4/30/01
                                               ------         ------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.06         $10.00
                                               ------         ------

Income from investment operations:
     Net investment income                       0.07           0.27
     Net realized and unrealized gain (loss)
        on investments                           0.71           0.06

Dividends from net investment income            (0.07)         (0.27)

Distributions from capital gains                   --             --
                                               ------         ------
NET ASSET VALUE, END OF PERIOD                 $10.77         $10.06
                                               ------         ------
TOTAL RETURN                                     7.81%          3.30%

Ratios of Average Net Assets (a)
     Net investment income                       1.44%          3.52%
     Total and net expenses                      3.42%          2.52%

Net assets, end of period (000's)              $6,585         $5,198

Turnover Ratio                                     98%          1967%

* Commencement of operations.

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

See accompanying notes to financial statements.

Pauze Funds
Financial Highlights                                                                             (Unaudited)
============================================================================================================

For a capital share outstanding throughout each period indicated:

                                                           U.S. GOVERNMENT SHORT TERM BOND FUND
                                               -------------------------------------------------------------
                                                                           NO LOAD
                                               -------------------------------------------------------------
                                            05/01/00 to             Year Ended April 30,           09/03/96* to
                                                          ---------------------------------------
                                              10/31/01      2001       2000       1999       1998    04/30/97
                                               ------     ------     ------     ------     ------     ------

NET ASSET VALUE, BEGINNING OF PERIOD           $10.16     $ 9.79     $10.09     $10.06     $ 9.98     $10.00
                                               ------     ------     ------     ------     ------     ------

Income from investment operations:
     Net investment income                       0.08       0.40       0.25       0.29       0.29       0.14
     Net realized and unrealized gain (loss)     0.36
        on investments                           0.37      (0.30)      0.19       0.08      (0.01)      0.35

Dividends from net investment income            (0.08)     (0.40)     (0.25)     (0.33)     (0.29)     (0.14)

Distributions from capital gains                   --         --         --      (0.12)        --      (0.01)
                                               ------     ------     ------     ------     ------     ------

NET ASSET VALUE, END OF PERIOD                 $10.52     $10.16     $ 9.79     $10.09     $10.06     $ 9.98
                                               ------     ------     ------     ------     ------     ------

TOTAL RETURN                                     4.35%      8.08%    -0.52%       4.79%      3.76%      1.25%

Ratios to Average Net Assets (a)
     Net investment income                       1.65%      4.10%      2.75%      3.15%      3.18%      2.58%
     Net and total expenses                      2.61%      1.50%      2.80%      1.73%      2.42%      3.03%

Net assets, end of period  (000's)             $  320     $  312     $1,915     $2,008     $1,868     $  236

Turnover Ratio                                      2%       743%      1265%       258%        47%       352%

                                                                            CLASS C
                                               ---------------------------------------------------------------
                                            05/01/00 to              Year Ended April 30,            11/07/96* to
                                                           ----------------------------------------
                                              10/31/01       2001        2000       1999       1998    04/30/97
                                               -------     -------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.09     $  9.73     $10.00     $ 9.98     $ 9.91     $10.00
                                               -------     -------     ------     ------     ------     ------

Income from investment operations:
     Net investment income                        0.05        0.34       0.16       0.22       0.22       0.09
     Net realized and unrealized gain (loss)
        on investments                            0.35       (0.27)      0.18       0.07      (0.10)

Dividends from net investment income             (0.05)      (0.33)     (0.16)     (0.26)     (0.22)     (0.08)

Distributions from capital gains                    --          --         --      (0.12)        --         --

NET ASSET VALUE, END OF PERIOD                 $ 10.44     $ 10.09     $ 9.73     $10.00     $ 9.98     $ 9.91
                                               -------     -------     ------     ------     ------     ------

TOTAL RETURN                                      3.90%      15.83%    -1.14%       4.01%      2.93%    -0.07%
                                               -------     -------     ------     ------     ------     ------

Ratios to Average Net Assets (a)
     Net investment income                        0.90%       3.35%      2.00%      2.40%      2.22%      1.74%
     Net and total expenses                       3.36%       2.25%      3.55%      2.48%      3.26%      3.53%

Net assets, end of period  (000's)             $10,626     $10,256     $  718     $   39     $  158     $  302

Turnover Ratio                                       2%        743%      1265%       258%        47%       256%

* Commencement of operations.

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

See accompanying notes to financial statements.

PAUZE FUNDS                                                     OCTOBER 31, 2001
Notes to Financial Statements                                        (Unaudited)

--------------------------------------------------------------------------------

1.   ORGANIZATION

Pauze Funds (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are three series within the Trust that are presently operating: the Pauze U.S. Government Limited Duration Bond Fund (the "Limited Duration Fund"), which commenced operations on January 10, 1994, formerly the U.S. Government Total Return Bond Fund; the Pauze U.S. Government Intermediate Term Bond Fund (the "Intermediate Term Fund"), which commenced operations on September 3, 1996; and the Pauze U.S. Government Short Term Bond Fund (the "Short Term Fund"), which commenced operations on September 3, 1996. The three series included in these financial statements are collectively referred to as the "Funds" and individually as a "Fund".

Each Fund seeks to provide investors with a high total return (investment income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity.

Shares of each Fund are issued in classes. No load shares and Class C shares are sold and redeemed at net asset value without sales commission or redemption fees. Class B shares are sold at net asset value and are subject to a maximum 3.75% contingent deferred sales charge on redemptions made within seven years of purchase.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION. Fund securities (except securities with less than 60 days to maturity and repurchase agreements) are valued at market prices based on an independent pricing service, or, in the event such service is not available, at the mean between the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Short-term investments with maturities of 60 days or less at the time of purchase are valued on the amortized cost basis. If the Advisor determines that amortized cost does not reflect fair value of a security, the Board may select an alternative method of valuing the security. Investments in mutual funds are valued at net asset value per share.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Interest income is recorded on the basis of coupon interest accrued daily adjusted for amortization of premiums and accretion of discount. Dividend income is recorded on the ex-dividend date.

REPURCHASE AGREEMENTS. The Trust's policy is for the custodian to hold, as collateral for the repurchase agreement, underlying securities with a value of at least 102% of the repurchase price. In the event of default or bankruptcy by the other party a Fund has a right to the collateral, which may be subject to legal proceedings, for satisfaction of the obligation.

PAUZE FUNDS                                                     OCTOBER 31, 2001
Notes to Financial Statements                                        (Unaudited)

--------------------------------------------------------------------------------

ORGANIZATIONAL COSTS. Organizational costs incurred by the Trust were capitalized and are being amortized ratably over a five-year period from commencement of operations of the Fund. If the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses.

INCOME AND EXPENSES. Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Trust expenses are allocated based on the relative net assets of each Fund or on another reasonable basis. Class specific expenses are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated to each class of shares based on the relative net assets of each class.

FEDERAL INCOME TAXES. Each Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on ex-dividend date. The Funds generally pay dividends monthly and capital gain distributions, if any, at least annually. The Funds distribute tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

3.   INVESTMENT TRANSACTIONS

LIMITED DURATION FUND

For the period ended October 31, 2001, the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $114,900,236 and $151,450,595, respectively. All purchases and sales were U.S. Government and Agency Obligations. At October 31, 2001, the gross and net unrealized depreciation of investments for tax purposes was $131,259 and the cost of investments for federal income tax purposes was $10,004,393.

At April 30, 2001, the Fund had capital loss carry forwards for federal income tax purposes of $6,524,472 which expire through the year 2008.

INTERMEDIATE TERM FUND

For the period ended October 21, 2001, the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $7,890,234 and $6,958,226, respectively. All purchases and sales were U.S. Government and Agency Obligations. At October 31, 2001, the gross and net unrealized depreciation of investments for tax purposes was $453,801, and the cost of investments for Federal income tax purposes was $7,849,600.

At April 30, 2001, the Fund had capital loss carry forwards for federal income tax purposes of $375,066, which expire through the year 2008.

PAUZE FUNDS                                                     OCTOBER 31, 2001
Notes to Financial Statements                                        (Unaudited)

--------------------------------------------------------------------------------

SHORT TERM FUND

For the period ended October 31, 2001, the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $206,281 and $206,804, respectively. All purchases and sales were U.S. Government and Agency Obligations. At October 31, 2001, the gross and net unrealized depreciation of investments for tax purposes was $311,752 and the cost of investments for Federal income tax purposes was $10,524,504.

4.   CAPITAL SHARE TRANSACTIONS

Each class of shares in each Fund has an unlimited number of no par value shares authorized. The following is a summary of capital share activity for the period indicated:

                                   PERIOD ENDED                       YEAR ENDED
                                 OCTOBER 31, 2001                   APRIL 30, 2001
                           -----------------------------     -----------------------------
                              SHARES           AMOUNT           SHARES           AMOUNT
                           ------------     ------------     ------------     ------------
LIMITED DURATION FUND
---------------------
NO LOAD CLASS
Shares sold                      64,901     $    625,496           31,649     $    258,500
Shares reinvested                 3,681           34,948          215,474        1,801,959
Shares redeemed              (5,233,505)     (44,577,163)      (2,070,442)     (17,521,146)
                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)      (5,164,923)    $(43,916,719)      (1,823,319)    $(15,460,687)
                           ============     ============     ============     ============

CLASS B
Shares sold                          --     $         --               --     $         --
Shares reinvested                   190            1,972            1,949           17,716
Shares redeemed                  (1,311)         (13,070)        (128,276)      (1,196,267)
                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)          (1,121)    $    (11,098)        (126,327)    $ (1,178,551)
                           ============     ============     ============     ============

CLASS C
Shares sold                     731,914     $  7,279,660          743,201     $  6,555,539
Shares reinvested                 2,865           28,524           19,217          170,242
Shares redeemed                 (49,364)        (495,121)        (764,230)      (6,905,686)
                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)         685,415     $  6,813,063           (1,812)    $   (179,905)
                           ============     ============     ============     ============

PAUZE FUNDS                                                     OCTOBER 31, 2001
Notes to Financial Statements                                        (Unaudited)

--------------------------------------------------------------------------------

                                   PERIOD ENDED                       YEAR ENDED
                                 OCTOBER 31, 2001                   APRIL 30, 2001
                           -----------------------------     -----------------------------
                              SHARES           AMOUNT           SHARES           AMOUNT
                           ------------     ------------     ------------     ------------
INTERMEDIATE TERM FUND
----------------------
NO LOAD CLASS
Shares sold                         858     $      8,331           30,535     $    286,683
Shares reinvested                 1,535           15,148           11,496          110,090
Shares redeemed                 (10,823)        (105,458)        (457,775)      (4,417,582)
                           ------------     ------------     ------------     ------------
NET DECREASE                     (8,430)    $    (81,979)        (415,744)    $ (4,020,809)
                           ============     ============     ============     ============

CLASS B
Shares sold                          --     $         --               --     $         --
Shares reinvested                   248            2,447            1,346           13,052
Shares redeemed                  (2,728)         (27,000)         (69,220)        (671,382)
                           ------------     ------------     ------------     ------------
NET DECREASE                     (2,480)    $    (24,553)         (67,874)    $   (658,330)
                           ============     ============     ============     ============

CLASS C
Shares sold                      91,275     $    952,000          503,916     $  5,038,434
Shares reinvested                 3,785           38,766           12,587          127,341
Shares redeemed                      --               --               --               --
                           ------------     ------------     ------------     ------------
NET INCREASE                     95,060     $    990,766          516,503     $  5,165,775
                           ============     ============     ============     ============

SHORT TERM FUND
---------------
NO LOAD CLASS
Shares sold                       1,450     $     14,833           10,266     $    100,502
Shares reinvested                   234            2,412            3,211           31,641
Shares redeemed                  (1,964)         (20,000)        (178,522)      (1,762,395)
                           ------------     ------------     ------------     ------------
NET DECREASE                       (280)    $     (2,755)        (165,045)    $ (1,630,252)
                           ============     ============     ============     ============

CLASS B
Shares sold                          --     $         --               --     $         --
Shares reinvested                    --               --               --               --
Shares redeemed                      --               --          (10,855)        (105,218)
                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)              --     $         --          (10,855)    $   (105,218)
                           ============     ============     ============     ============

CLASS C
Shares sold                      73,792     $    765,959        1,043,950     $ 10,226,955
Shares reinvested                 4,590           46,767           26,240          259,925
Shares redeemed                 (76,996)        (798,424)        (127,990)      (1,278,444)
                           ------------     ------------     ------------     ------------
NET INCREASE                      1,386     $     14,302          942,200     $  9,208,436
                           ============     ============     ============     ============

5.   TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor"), under advisory agreements with the Trust furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

The Limited Duration Fund pays a monthly management fee at the annual rate of 0.60% of the average daily net assets on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million. The Intermediate Term Fund and the Short Term Fund each pays a monthly management fee at the annual rate of 0.50% of the average daily net assets.

Champion Fund Services ("Champion"), an affiliate of the Advisor, is the Administrator, Fund Accounting Agent and Transfer Agent for the Trust under two year contracts. The annual fees for the contracts of $145,000, $125,000 and $90,000 (plus a maximum of $21 per shareholder account), respectively, and standard out-of-pocket expenses, are paid monthly and allocated to the Funds in the Trust based on each Fund's relative net assets. The Administrator is responsible for financial reporting, compliance monitoring and corporate management. The Fund Accounting Agent determines the net asset value per share of each Fund and provides accounting services to the Trust. The Transfer Agent provides shareholder services and is the dividend paying agent of the Trust. The fees to Champion for the period ended October 31, 2001 were:

                                      LIMITED       INTERMEDIATE
                                      DURATION          TERM         SHORT TERM
                                    ------------    ------------    ------------
Administrative fees                 $     20,396    $     18,239    $     26,780
Accounting service fees                   16,528          13,491          19,829
Transfer agency fees                      11,900           9,713          13,241

B. C. Ziegler and Company, a broker-dealer for which trustees and officers of the Trust act as registered representatives, was the Trust agent in connection with the distribution of Fund shares until September 5, 2001. Effective September 5, 2001, CFS Distributors, Inc., an affiliate of Champion and the Advisor, has been the Trust agent for the distribution of Fund Shares. CFS Distributors does not charge the Fund for its services.

Independent trustees each receive an annual fee of $11,000 from the Trust plus $500 per meeting and out-of-pocket expenses. Certain employees of the Advisor and Champion are trustees and officers of the Trust but receive no compensation from the Trust.

The Trust has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. The Advisor, for its distribution related services and expenses, receives a 12b-1 fee at an annual rate of 0.25% of each Fund's average net assets. Additionally, the Advisor receives a 12b-1 annual fee of 0.75% of the average net assets of Class B shares as compensation for fees the Advisor paid to broker-dealers. Class C shares pay an annual 12b-1 fee of 0.75% of their average net assets directly to broker-dealers. All fees are paid monthly. Under the plans, the Advisor bears all distribution expenses of the Funds in excess of the 12b-1 fees; however, the fees received by the Advisor for any class of shares during any year may be more or less than its distribution related costs.